Geographic Information	9 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Geographic Information

NOTE 13 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
United States	$144.4	$154.0	$456.3	$457.7
Mexico	11.0	9.6	36.1	30.4
Canada	10.7	10.6	31.4	31.3
France	3.4	3.5	11.2	11.0
Germany	3.9	4.2	10.8	11.3
China	3.2	2.8	9.0	8.2
Spain	1.3	1.8	4.4	5.5
United Kingdom	1.4	2.6	3.7	8.8
Other	9.7	10.9	28.9	34.4

	$189.0	$200.0	$591.8	$598.6

Net long-lived assets by country, excluding long-lived assets of discontinued operations, were as follows (in millions):

	September 30, 2015	December 31, 2014
United States	$522.9	$551.3
China	48.7	50.5
Spain	15.8	17.2
Mexico	4.0	4.3
Other	0.8	0.9

	$592.2	$624.2